Income Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Taxes (Tables) [Line Items]
Schedule of income tax benefit
	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Current tax expense	1,524	4,095
Deferred tax benefit	(442)	(323)
Total	1,082	3,772

Schedule of deferred tax assets
	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Allowance for doubtful accounts	7,821	8,365
Impairment loss on long-lived assets and long-term prepaid expenses	42,634	67,684
Impairment loss on long-term investments	16,706	15,980
Accrued Liabilities	11,809	9,465
Deductible temporary difference related to advertising expenses	4,616	4,601
Deferred subsidy income	711	675
Net operating loss carrying forwards	317,242	337,490
Total deferred tax assets	401,539	444,260
Less: valuation allowance	(401,539)	(444,260)
Deferred tax assets, net	—	—

Schedule of net change in the valuation allowance of deferred tax assets
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539
Additions-change to tax expense	43,309
NOL Reductions/expirations	(588)
Balance at June 30, 2022	444,260

Schedule of significant components of deferred taxes liability
	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Deferred tax liabilities:
Acquired intangible assets	362	39

Schedule of effective tax rate and statutory income tax rate
	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Loss before provision for income taxes and loss from equity method investment	(282,628)	(247,970)
Income tax expense computed at an applicable tax rate of 25%	(70,657)	(61,993)
Effect of non-deductible items	39,572	14,094
Effect of preferential tax rate	(850)	3,987
Effect of income tax rate difference in other jurisdictions	10,484	4,375
Change in valuation allowance	22,533	43,309
Total	1,082	3,772